Capital structure and financial items - Borrowings - Contractual undiscounted cash flows (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	kr 4,993	kr 4,629
Lease liabilities	4,529	4,129
Leases, non-current liabilities	3,543	3,307
Leases, current liabilities	986	822
Bonds issued, undiscounted cash flows	20,775	9,654
Bonds issued	20,775	9,654
Non-current portion of non-current bonds issued	20,775	9,654
Current bonds issued and current portion of non-current bonds issued	0	0
Gross loan commitments	0	12,503
Loans received	0	12,503
Non-current portion of non-current loans received	0	0
Current loans received and current portion of non-current loans received	0	12,503
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	25,784	26,645	kr 10,356
Non-current portion of non-current borrowings	24,318	12,961
Current borrowings	1,466	13,684
Total, undiscounted cash flow	26,248	27,145
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,088	946
Bonds issued, undiscounted cash flows	0	0
Gross loan commitments	0	12,503
Total, undiscounted cash flow	1,568	13,808
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,566	1,475
Bonds issued, undiscounted cash flows	8,556	4,854
Gross loan commitments	0	0
Total, undiscounted cash flow	10,122	6,329
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	923	942
Bonds issued, undiscounted cash flows	3,707	0
Gross loan commitments	0	0
Total, undiscounted cash flow	4,630	942
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,416	1,266
Bonds issued, undiscounted cash flows	8,512	4,800
Gross loan commitments	0	0
Total, undiscounted cash flow	9,928	6,066
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	480	359
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	480	359
Non-current portion of non-current borrowings	0	0
Current borrowings	480	359
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	480	359
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0	kr 0